Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Contract assets
Contract with customer, asset	$ 18,623	$ 21,403
Contract liabilities
Current contract liabilities	(4,220)	(4,220)
Non-current contract liabilities	(3,183)	(6,276)
Total contract liabilities	(7,403)	(10,496)		$ (62,416)
Deferral of revenue	0	(2,325)
Recognition of unearned revenue	3,093	44,104
Recognition of deferred revenue	$ 0	10,141
Gandria
Contract liabilities
Deposit liability, current		2,300
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Contract liabilities
Reaming contract term (in years)	2 years
Hilli | Deferred Revenue
Contract liabilities
Total contract liabilities	$ (7,400)	$ (10,500)
Hilli | Underutilization Liability
Contract liabilities
Non-current contract liabilities				$ (35,800)
Golar Artic | Advance Payment Liability
Contract liabilities
Non-current contract liabilities			$ (7,800)